Changes in accounting policies - Summary Of Restated Consolidated Statement Of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Accounts receivable — other, net	₩ 979,044		₩ 903,509
Prepaid expenses and others	2,128,349		2,018,690
Property and equipment, net	13,377,077		12,933,460		₩ 11,590,010
Total Assets	47,906,957		45,202,368
Liabilities
Provisions	69,363		86,320
Lease liabilities	359,936		371,742
Deferred tax liabilities	2,709,075		2,463,861
Total Liabilities	23,510,714		22,385,434
Shareholders' Equity
Retained earnings	₩ 22,981,913		22,228,683
As reported [member]
Assets
Accounts receivable — other, net		₩ 1,225,398	1,250,098	₩ 1,243,245
Prepaid expenses and others		3,511,068	3,619,033	2,944,245
Property and equipment, net		12,190,268	12,334,280	11,371,690
Total Assets		16,926,734	17,203,411	15,559,180
Liabilities
Accrued expenses and others		1,557,433	1,515,300	1,357,339
Provisions		130,181	143,229	187,208
Lease liabilities		641,334	712,740	663,827
Deferred tax liabilities		2,733,327	2,466,295	2,260,433
Total Liabilities		5,062,275	4,837,564	4,468,807
Shareholders' Equity
Retained earnings		22,595,716	22,235,285	22,120,355
Adjustments [member]
Assets
Accounts receivable — other, net		12,919	5,074	12,803
Prepaid expenses and others		(13,086)	(13,506)	(39,010)
Property and equipment, net		827,569	599,180	218,320
Total Assets		827,402	590,748	192,113
Liabilities
Accrued expenses and others		(273)	(415)	(1,388)
Provisions		24,279	21,932	20,319
Lease liabilities		818,652	578,267	180,456
Deferred tax liabilities		(4,061)	(2,434)	(1,881)
Total Liabilities		838,597	597,350	197,506
Shareholders' Equity
Retained earnings		(11,195)	(6,602)	(5,393)
Restated balance [member]
Assets
Accounts receivable — other, net		1,238,317	1,255,172	1,256,048
Prepaid expenses and others		3,497,982	3,605,527	2,905,235
Property and equipment, net		13,017,837	12,933,460	11,590,010
Total Assets		17,754,136	17,794,159	15,751,293
Liabilities
Accrued expenses and others		1,557,160	1,514,885	1,355,951
Provisions		154,460	165,161	207,527
Lease liabilities		1,459,986	1,291,007	844,283
Deferred tax liabilities		2,729,266	2,463,861	2,258,552
Total Liabilities		5,900,872	5,434,914	4,666,313
Shareholders' Equity
Retained earnings		₩ 22,584,521	₩ 22,228,683	₩ 22,114,962